Other Liabilities - Schedule of detailed information about other liabilities (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020		Dec. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Post-employment healthcare plan	[1]	R$ 777,228		R$ 98,792
Carbon credit		6,386		4,519
Exclusivity contract		4,200		5,400
Crer para Ver	[2]	52,427		51,543
Deferred revenue from performance obligations with customers		349,470		76,250
Provisions for sundry expenses		275,147		156,895
Provisions for rentals		40,363		26,568
Provisions for apportionment of benefits and partnerships payable		5,426		7,860
Long-term incentives		286,595		3,022
Provision for restructuring		101,212		3,401
Provision for store renovation		85,469		15,997
Discontinued operations		94,840	[3]
Professional fees		95,782
Other provisions		313,310		67,846
Total		2,487,855		518,093
Current		1,322,558		396,391
Noncurrent		R$ 1,165,297		R$ 121,702

[1]	As of June 30, 2020, there is R$674,514 related to pension plans assumed in the Avon’s acquisition on January 3, 2020 and R$102,714 related to Natura’s pension plan (R$98,792 on December 31, 2019).
[2]	Social program contribution for developing the quality of education;
[3]	On December 17, 2015, Avon entered into agreements resulting in the splitting of operations in the United Stated, Canada and Puerto Rico. These transactions were terminated on March 1, 2016. From this date, the contingent liabilities prior to this transaction and related to the operations in the United States, Canada and Puerto Rico are treated as discontinued operations. During the period ending on June 30, 2020, and amount of R$ 48,723 was recorded in administrative expenses pertaining to this provision.